UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1. Schedules of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 86.0% (a)

COMMERCIAL SERVICES SECTOR - 6.7%
	Advertising/Marketing Services - 3.9%
451,150	Interpublic Group of Cos. Inc.	$6,564,232
1,010,722	MDC Partners Inc.	18,233,425
220,300	National CineMedia Inc.	3,720,867
		28,518,524
	Miscellaneous Commercial Services - 0.2%
38,576	G & K Services Inc.	1,836,218
	Personnel Services - 2.6%
411,200	Kforce Inc.	6,003,520
261,043	Robert Half International Inc.	8,674,459
209,970	TrueBlue Inc. *	4,419,868
		19,097,847
CONSUMER DURABLES SECTOR - 3.0%
	Home Furnishings - 0.5%
110,700	Leggett & Platt Inc.	3,441,663
	Recreational Products - 2.5%
200,900	Brunswick Corp.	6,418,755
571,336	Winnebago Industries Inc. *	11,992,343
		18,411,098
CONSUMER NON-DURABLES SECTOR - 2.3%
	Apparel/Footwear - 2.3%
766,028	Fifth & Pacific Cos. Inc. *	17,113,065

CONSUMER SERVICES SECTOR - 2.4%
	Hotels/Resorts/Cruiselines - 1.2%
262,400	Royal Caribbean Cruises Ltd.	8,748,416
	Other Consumer Services - 1.2%
138,700	HomeAway Inc. *	4,485,558
112,700	Sotheby's	4,272,457
		8,758,015
DISTRIBUTION SERVICES SECTOR - 3.5%
	Electronics Distributors - 2.8%
328,892	Arrow Electronics Inc. *	13,106,346
228,700	ScanSource Inc. *	7,318,400
		20,424,746
	Wholesale Distributors - 0.7%
128,237	Beacon Roofing Supply Inc. *	4,857,618

ELECTRONIC TECHNOLOGY SECTOR - 11.9%
	Aerospace & Defense - 4.5%
112,800	BE Aerospace Inc. *	7,115,424
747,029	Hexcel Corp. *	25,436,337
		32,551,761
	Computer Communications - 2.0%
105,502	F5 Networks Inc. *	7,258,538
406,700	Fortinet Inc.	7,117,250
		14,375,788
	Electronic Production Equipment - 1.7%
113,900	Lam Research Corp. *	5,050,326
273,500	MKS Instruments Inc.	7,258,690
		12,309,016
	Semiconductors - 2.0%
1,144,800	ON Semiconductor Corp. *	9,249,984
127,606	Power Integrations Inc.	5,175,699
		14,425,683
	Telecommunications Equipment - 1.7%
355,800	Ciena Corp. *	6,909,636
365,350	Vocera Communications Inc. *	5,370,645
		12,280,281
ENERGY MINERALS SECTOR - 1.4%
	Oil & Gas Production - 1.4%
92,253	Unit Corp. *	3,928,133
131,965	Whiting Petroleum Corp. *	6,082,267
		10,010,400
FINANCE SECTOR - 9.4%
	Finance/Rental/Leasing - 1.9%
422,937	Mobile Mini Inc. *	14,020,362
	Insurance Brokers/Services - 0.3%
46,775	Arthur J. Gallagher & Co.	2,043,600
	Life/Health Insurance - 0.3%
33,400	Reinsurance Group of America Inc.	2,308,274
	Major Banks - 0.2%
47,500	Comerica Inc.	1,891,925
	Regional Banks - 5.3%
258,886	Associated Banc-Corp.	4,025,677
199,903	CoBiz Financial Inc.	1,659,195
125,838	Columbia Banking System Inc.	2,996,203
418,400	First Midwest Bancorp Inc.	5,740,448
238,600	Hancock Holding Co.	7,174,702
139,916	Sandy Spring Bancorp Inc.	3,024,984
491,500	Zions Bancorporation	14,194,520
		38,815,729
	Savings Banks - 0.2%
53,700	MB Financial Inc.	1,439,160
	Specialty Insurance - 1.2%
1,420,425	MGIC Investment Corp. *	8,621,980

HEALTH SERVICES SECTOR - 8.1%
	Health Industry Services - 6.9%
433,501	HealthSouth Corp. *	12,484,829
1,127,167	MedAssets Inc. *	19,995,943
304,100	Omnicare Inc.	14,508,611
74,784	PAREXEL International Corp. *	3,435,577
		50,424,960
	Hospital/Nursing Management - 1.2%
134,900	Universal Health Services Inc. - Cl B	9,032,904

HEALTH TECHNOLOGY SECTOR - 4.5%
	Biotechnology - 1.5%
500,560	Meridian Bioscience Inc.	10,762,040
	Medical Specialties - 3.0%
268,300	Align Technology Inc. *	9,937,832
828,325	NxStage Medical Inc. *	11,828,481
		21,766,313
INDUSTRIAL SERVICES SECTOR - 3.2%
	Contract Drilling - 1.2%
146,550	Patterson-UTI Energy Inc.	2,836,475
178,600	Rowan Cos. PLC *	6,084,902
		8,921,377
	Engineering & Construction - 2.0%
196,400	Chicago Bridge & Iron Co. N.V.	11,717,224
121,409	Foster Wheeler AG *	2,635,789
		14,353,013
NON-ENERGY MINERALS SECTOR - 1.7%
	Construction Materials - 1.2%
176,400	Vulcan Materials Co.	8,539,524
	Other Metals/Minerals - 0.5%
174,100	U.S. Silica Holdings Inc.	3,617,798

PROCESS INDUSTRIES SECTOR - 5.4%
	Chemicals: Major Diversified - 1.5%
244,550	Celanese Corp.	10,955,840
	Chemicals: Specialty - 1.5%
166,568	Rockwood Holdings Inc.	10,665,349
	Containers/Packaging - 0.9%
274,800	Sealed Air Corp.	6,581,460
	Industrial Specialties - 1.5%
270,572	Polypore International Inc. *	10,904,052

PRODUCER MANUFACTURING SECTOR - 14.1%
	Auto Parts: OEM - 2.5%
441,900	Gentex Corp.	10,185,795
728,699	Modine Manufacturing Co. *	7,928,245
		18,114,040
	Building Products - 1.7%
642,300	Masco Corp.	12,518,427
	Electrical Products - 2.0%
217,550	Greatbatch Inc. *	7,133,464
308,044	Molex Inc. - Cl A	7,657,974
		14,791,438
	Industrial Conglomerates - 0.4%
44,577	SPX Corp.	3,208,652
	Industrial Machinery - 2.2%
244,200	Kennametal Inc.	9,482,286
103,300	Regal-Beloit Corp.	6,697,972
		16,180,258
	Metal Fabrication - 1.5%
394,894	Dynamic Materials Corp.	6,519,700
285,299	Gibraltar Industries Inc. *	4,153,953
		10,673,653
	Miscellaneous Manufacturing - 1.5%
187,100	Crane Co.	11,211,032
	Trucks/Construction/Farm Machinery - 2.3%
35,374	Astec Industries Inc.	1,212,974
388,018	Douglas Dynamics Inc.	5,036,474
186,800	Terex Corp. *	4,912,840
251,800	Twin Disc Inc.	5,967,660
		17,129,948
RETAIL TRADE SECTOR - 1.1%
	Apparel/Footwear Retail - 1.1%
192,873	Urban Outfitters Inc. *	7,757,352

TECHNOLOGY SERVICES SECTOR - 5.8%
	Data Processing Services - 0.9%
136,800	Global Payments Inc.	6,336,576
	Packaged Software - 4.9%
55,702	Aspen Technology Inc. *	1,603,661
282,600	Informatica Corp. *	9,885,348
618,719	PTC Inc. *	15,177,177
424,000	TIBCO Software Inc. *	9,073,600
		35,739,786
TRANSPORTATION SECTOR - 1.5%
	Air Freight/Couriers - 1.2%
543,000	UTI Worldwide Inc.	8,943,210
	Trucking - 0.3%
125,650	Swift Transportation Co. *	2,078,251
	Total common stocks (cost $486,488,577)	627,508,422

SHORT-TERM INVESTMENTS - 15.1% (a)
	Commercial Paper - 15.1%
$10,000,000	Abbey National North America LLC, 0.100%, due 07/01/13	10,000,000
10,000,000	Abbey National North America LLC, 0.100%, due 07/02/13	9,999,972
10,000,000	Abbey National North America LLC, 0.120%, due 07/03/13	9,999,933
10,000,000	Abbey National North America LLC, 0.100%, due 07/12/13	9,999,695
10,000,000	Bank of Tokyo, 0.110%, due 07/08/13	9,999,786
10,000,000	Bank of Tokyo, 0.110%, due 07/09/13	9,999,756
20,000,000	Bank of Tokyo, 0.090%, due 07/11/13	19,999,500
10,000,000	Natixis U.S. Finance Co., 0.110%, due 07/05/13	9,999,878
10,000,000	Natixis U.S. Finance Co., 0.100%, due 07/10/13	9,999,750
10,000,000	Natixis U.S. Finance Co., 0.120% due 07/15/13	9,999,533
	Total short-term investments (cost $109,997,803)	109,997,803
	Total investments - 101.1% (cost $596,486,380)	737,506,225
	Liabilities, less other assets - (1.1%) (a)	(7,902,638)
	TOTAL NET ASSETS - 100.0%	$729,603,587

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	- Public Limited Company

The cost basis of investments for federal income tax purposes at June 30, 2013, was as follows+:

Cost of investments	$596,486,380
Gross unrealized appreciation	148,431,292
Gross unrealized depreciation	(7,411,447)
Net unrealized appreciation	$141,019,845

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$627,508,422
Level 2 – Short-Term Commercial Paper	109,997,803
Level 3 –	---
Total	$737,506,225

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 89.8% (a)

COMMERCIAL SERVICES SECTOR - 6.7%
	Advertising/Marketing Services - 4.1%
5,038,000	Omnicom Group Inc.	$316,739,060
	Miscellaneous Commercial Services - 2.6%
4,520,000	Cintas Corp.	205,840,800

CONSUMER NON-DURABLES SECTOR - 5.4%
	Food: Major Diversified - 5.4%
14,758,000	Danone S.A. - SP-ADR	221,370,000
3,056,000	Nestle' S.A. - SP-ADR	201,023,680
		422,393,680
CONSUMER SERVICES SECTOR - 3.2%
	Media Conglomerates - 3.2%
4,340,000	Time Warner Inc.	250,938,800

DISTRIBUTION SERVICES SECTOR - 5.8%
	Food Distributors - 2.7%
6,210,000	Sysco Corp.	212,133,600
	Medical Distributors - 3.1%
4,350,000	AmerisourceBergen Corp.	242,860,500

ELECTRONIC TECHNOLOGY SECTOR - 4.0%
	Electronic Components - 4.0%
6,946,000	TE Connectivity Ltd.	316,320,840

ENERGY MINERALS SECTOR - 3.9%
	Oil & Gas Production - 3.9%
5,915,000	Devon Energy Corp.	306,870,200

FINANCE SECTOR - 13.4%
	Financial Conglomerates - 3.3%
3,493,000	American Express Co.	261,136,680
	Insurance Brokers/Services - 2.2%
4,176,000	Willis Group Holdings PLC	170,297,280
	Major Banks - 7.9%
12,135,000	Bank of New York Mellon Corp.	340,386,750
7,010,000	Comerica Inc.	279,208,300
		619,595,050
HEALTH TECHNOLOGY SECTOR - 6.4%
	Medical Specialties - 3.4%
4,264,000	Covidien PLC	267,949,760
	Pharmaceuticals: Major - 3.0%
4,690,000	GlaxoSmithKline PLC - SP-ADR	234,359,300

INDUSTRIAL SERVICES SECTOR - 3.7%
	Oilfield Services/Equipment - 3.7%
4,000,000	Schlumberger Ltd.	286,640,000

PROCESS INDUSTRIES SECTOR - 3.7%
	Chemicals: Agricultural - 3.7%
7,490,000	Potash Corp. of Saskatchewan Inc.	285,593,700

PRODUCER MANUFACTURING SECTOR - 19.8%
	Industrial Conglomerates - 12.5%
4,705,000	3M Co.	514,491,750
3,850,000	Berkshire Hathaway Inc. - Cl B *	430,892,000
531,350	Ingersoll-Rand PLC	29,500,552
		974,884,302
	Industrial Machinery - 4.6%
5,160,000	Illinois Tool Works Inc.	356,917,200
	Trucks/Construction/Farm Machinery - 2.7%
4,000,000	PACCAR Inc.	214,640,000

RETAIL TRADE SECTOR - 3.8%
	Discount Stores - 3.8%
3,960,000	Wal-Mart Stores Inc.	294,980,400

TECHNOLOGY SERVICES SECTOR - 7.0%
	Information Technology Services - 4.3%
4,643,000	Accenture PLC	334,110,280
	Packaged Software - 2.7%
6,158,000	Microsoft Corp.	212,635,740

TRANSPORTATION SECTOR - 3.0%
	Air Freight/Couriers - 3.0%
6,150,000	Expeditors International of Washington Inc.	233,761,500
	Total common stocks (cost $5,460,466,228)	7,021,598,672

SHORT-TERM INVESTMENTS - 9.4%(a)
	U.S. Treasury Securities - 6.4%
$500,000,000	U.S. Treasury Bills, 0.005%, due 07/25/13	499,998,333
	Commercial Paper - 3.0%
232,500,000	U.S. Bank, N.A., 0.01%, due 07/01/13	232,500,000
	Total short-term investments (cost $732,498,333)	732,498,333
	Total investments - 99.2% (cost $6,192,964,561)	7,754,097,005
	Other assets, less liabilities - 0.8% (a)	59,804,682
	TOTAL NET ASSETS - 100.0%	$7,813,901,687

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
PLC	- Public Limited Company
SP-ADR	- Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2013, was as follows+:

Cost of investments	$6,192,964,561
Gross unrealized appreciation	1,661,212,997
Gross unrealized depreciation	(100,080,553)
Net unrealized appreciation	$1,561,132,444

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$7,021,598,672

Level 2 –	Short-Term U.S. Treasury Securities	499,998,333
	Short-Term Commercial Paper	232,500,000
	Total Level 2	732,498,333
Level 3 –		---
Total		$7,754,097,005

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 85.7% (a)
COMMON STOCKS - 82.7% (a)

COMMERCIAL SERVICES SECTOR - 9.3%
	Advertising/Marketing Services - 3.5%
246,000	WPP PLC (Jersey) (b)	$4,204,860
	Miscellaneous Commercial Services - 2.3%
52,000	Secom Co. Ltd. (Japan) (b)	2,827,272
	Personnel Services - 3.5%
74,500	Adecco S.A. (Switzerland) (b)	4,242,920

CONSUMER DURABLES SECTOR - 5.2%
	Automotive Aftermarket - 3.7%
386,000	Pirelli & C. SpA (Italy) (b)	4,462,191
	Other Consumer Specialties - 1.5%
763,000	Samsonite International S.A. (Luxembourg) (b)	1,828,637

CONSUMER NON-DURABLES SECTOR - 11.5%
	Food: Major Diversified - 7.5%
49,000	Danone S.A. - SP-ADR (France) (b)	3,688,131
41,000	Nestle' S.A. (Switzerland) (b)	2,690,436
67,000	Unilever PLC (United Kingdom) (b)	2,712,323
		9,090,890
	Household/Personal Care - 4.0%
62,500	Henkel AG & Co. KGaA (Germany) (b)	4,894,972

CONSUMER SERVICES SECTOR - 6.4%
	Hotels/Resorts/Cruiselines - 2.6%
2,575,000	Genting Malaysia Berhad (Malaysia) (b)	3,161,605
	Restaurants - 3.8%
367,000	Compass Group PLC (United Kingdom) (b)	4,689,400

DISTRIBUTION SERVICES SECTOR - 2.0%
	Wholesale Distributors - 2.0%
654,500	Electrocomponents PLC (United Kingdom) (b)	2,426,657

ELECTRONIC TECHNOLOGY SECTOR - 6.6%
	Aerospace & Defense - 2.5%
178,000	Rolls-Royce Holdings PLC (United Kingdom) *(b)	3,064,891
	Electronic Components - 4.1%
110,000	TE Connectivity Ltd. (Switzerland)	5,009,400

ENERGY MINERALS SECTOR - 2.8%
	Integrated Oil - 2.8%
108,500	Royal Dutch Shell PLC (United Kingdom) (b)	3,465,946

FINANCE SECTOR - 7.1%
	Insurance Brokers/Services - 2.3%
69,000	Willis Group Holdings PLC (Ireland)	2,813,820
	Property/Casualty Insurance - 4.8%
15,000	Fairfax Financial Holdings Ltd. (Canada)	5,898,593

HEALTH TECHNOLOGY SECTOR - 5.9%
	Medical Specialties - 2.8%
55,000	Covidien PLC (Ireland)	3,456,200
	Pharmaceuticals: Major - 3.1%
149,500	GlaxoSmithKline PLC (United Kingdom) (b)	3,736,959

INDUSTRIAL SERVICES SECTOR - 3.6%
	Oilfield Services/Equipment - 3.6%
62,000	Schlumberger Ltd. (Curacao)	4,442,920

NON-ENERGY MINERALS SECTOR - 2.7%
	Construction Materials - 2.7%
163,000	CRH PLC (Ireland) (b)	3,307,484

PROCESS INDUSTRIES SECTOR - 8.0%
	Chemicals: Agricultural - 3.8%
120,000	Potash Corp. of Saskatchewan Inc. (Canada)	4,575,600
	Chemicals: Specialty - 1.5%
28,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	1,853,188
	Industrial Specialties - 2.7%
58,500	Akzo Nobel N.V. (Netherlands) (b)	3,300,906

PRODUCER MANUFACTURING SECTOR - 4.2%
	Industrial Conglomerates - 0.4%
8,175	Ingersoll-Rand PLC (Ireland)	453,876
	Industrial Machinery - 3.8%
16,000	Schindler Holding AG (Switzerland) (b)	2,226,212
12,000	SMC Corp. (Japan) (b)	2,405,707
		4,631,919
RETAIL TRADE SECTOR - 3.1%
	Department Stores - 3.1%
244,000	Hyundai Greenfood Co. Ltd. (South Korea) (b)	3,836,749

TECHNOLOGY SERVICES SECTOR - 4.3%
	Information Technology Services - 4.3%
72,000	Accenture PLC (Ireland)	5,181,120
	Total common stocks (cost $90,887,951)	100,858,975

PREFERRED STOCKS - 2.5% (a)

CONSUMER NON-DURABLES SECTOR - 2.5%
	Household/Personal Care - 2.5%
5,500	Amorepacific Corp. (South Korea) (b)	1,700,421
7,318	LG Household & Health Care Ltd. (South Korea) (b)	1,371,369
		3,071,790
	Total preferred stocks (cost $2,876,678)	3,071,790

SAVINGS SHARES - 0.5% (a)

CONSUMER DURABLES SECTOR - 0.5%
	Automotive Aftermarket - 0.5%
80,038	Pirelli & C. SpA (Italy) - RSP (b)	651,559
	Total savings shares	651,559
	Total long-term investments (cost $662,595)	104,582,324

SHORT-TERM INVESTMENTS - 13.1% (a)
	U.S. Treasury Securities - 8.2%
$10,000,000	U.S. Treasury Bills, 0.005%, due 07/25/13	9,999,967
	Commercial Paper - 4.9%
6,000,000	U.S. Bank, N.A., 0.01%, due 07/01/13	6,000,000
	Total short-term investments (cost $15,999,967)	15,999,967
	Total investments - 98.8% (cost $110,427,191)	120,582,291
	Other assets, less liabilities - 1.2% (a)	1,469,754
	TOTAL NET ASSETS - 100.0%	$122,052,045

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2. As of June 30, 2013 the aggregate value of these securities was $72,750,795.

PLC -	Public Limited Company
RSP -	Risparmio (Savings)
SP-ADR -	Sponsored American Depositary Receipt

FMI International Fund
Schedule of Forward Currency Contracts (Unaudited)
June 30, 2013
				U.S. $ Value on			U.S. $ Value on
				June 30, 2013			June 30, 2013	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/26/2013	Bank of New York	17,000,000	British Pound	$25,851,137	25,916,240	U.S. Dollar	$25,916,240	$65,103
7/26/2013	Bank of New York	400,000	Canadian Dollar	380,075	390,320	U.S. Dollar	390,320	10,245
7/26/2013	U.S. Bank, N.A.	4,700,000	Canadian Dollar	4,465,886	4,562,664	U.S. Dollar	4,562,664	96,778
7/26/2013	Bank of New York	1,400,000	Euro	1,822,510	1,803,200	U.S. Dollar	1,803,200	(19,310)
7/26/2013	U.S. Bank, N.A.	9,400,000	Euro	12,236,850	12,220,000	U.S. Dollar	12,220,000	(16,850)
7/26/2013	U.S. Bank, N.A.	733,000,000	Japanese Yen	7,391,389	7,378,699	U.S. Dollar	7,378,699	(12,690)
7/26/2013	Bank of New York	8,000,000	Malaysian Ringgit	2,527,009	2,633,745	U.S. Dollar	2,633,745	106,736
7/26/2013	Bank of New York	6,700,000,000	South Korean Won	5,857,792	5,994,791	U.S. Dollar	5,994,791	136,999
7/26/2013	Bank of New York	7,300,000	Swiss Franc	7,730,325	7,695,449	U.S. Dollar	7,695,449	(34,876)
				$68,262,973			$68,595,108	$332,135
7/26/2013	Bank of New York	1,008,321	U.S. Dollar	1,008,321	103,000,000	Japanese Yen	1,038,626	30,305
				$69,271,294			$69,633,734	$362,440

The cost basis of investments for federal income tax purposes at June 30, 2013, was as follows+:

Cost of investments	$110,427,191
Gross unrealized appreciation (excluding forward currency contracts)	11,748,583
Gross unrealized depreciation (excluding forward currency contracts)	(1,593,483)
Net unrealized appreciation (excluding forward currency contracts)	$10,155,100

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Level 1 – Common Stocks	$31,831,529	$ ---

Level 2 – Common Stocks	69,027,446	---
Level 2 – Preferred Stocks	3,071,790	---
Level 2 – Savings Shares	651,559	---
Level 2 – Short-Term U.S. Treasury Securities	9,999,967	---
Level 2 – Short-Term Commercial Paper	6,000,000
Level 2 – Forward Currency Contracts	---	362,440
Total Level 2	88,750,762	362,440
Level 3 -	---	---
Total	$120,582,291	$362,440

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act(17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     August 13, 2013

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     August 13, 2013